Financial Instruments (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 3,280	$ 1,067
Québec flow-through expenditure requirements	18,079
Undiscounted lease payments	762
Total	22,121
Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	3,280
Québec flow-through expenditure requirements	0
Undiscounted lease payments	179
Total	3,459
2 to 3 Years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Québec flow-through expenditure requirements	18,079
Undiscounted lease payments	350
Total	18,437
Over 3 Years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Québec flow-through expenditure requirements	0
Undiscounted lease payments	225
Total	$ 225